Commitments (Tables)	6 Months Ended
Jun. 30, 2023
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Details of commitments

As of June 30, 2023	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	$ in thousands
License and collaboration agreements	14,605	1,450	2,900	2,900	7,355
Clinical & Research and Development agreements	70	70	—	—	—
IT licensing agreements	525	525	—	—	—
Total commitments	15,200	2,045	2,900	2,900	7,355